CONSOLIDATED STATEMENT OF FINANCIAL POSITION $ in Thousands, $ in Millions		Dec. 31, 2018 COP ($)		Dec. 31, 2017 COP ($)
ASSETS
Cash and cash equivalents		$ 18,730,810		$ 18,165,644
Financial assets Investments		17,361,475		16,377,253
Derivative financial instruments		1,843,708		1,134,372
Financial assets investments and derivative financial instruments		19,205,183		17,511,625
Loans and advances to customers and financial institutions		173,819,116		160,468,094
Allowance for loans, advances and lease losses		(10,235,831)		(8,223,103)
Loans and advances to customers and financial institutions, net		163,583,285		152,244,991
Assets held for sale and inventories, net		636,028		377,003
Investment in associates and joint ventures		2,149,579	[1]	1,565,059	[2]
Investment properties	[3]	1,732,873		1,657,409
Premises and equipment, net		3,368,647		3,127,405
Goodwill and intangible assets, net		7,201,855		6,631,424
Deferred tax, net		271,177		148,614
Other assets, net		3,234,181		2,479,037
TOTAL ASSETS		220,113,618		203,908,211
LIABILITIES
Deposits by customers		142,128,471		131,959,215
Interbank deposits		1,374,222		1,084,591
Repurchase agreements and other similar secured borrowing		2,315,555		3,236,128
Liabilities relating to assets held for sale		163,596		102,976
Derivative financial instruments		1,295,070		945,853
Borrowings from other financial institutions		16,337,964		13,822,152
Debt instruments in issue		20,287,233		19,648,714
Preferred shares		583,997		582,985
Current tax		166,472		161,966
Deferred tax, net		1,318,295		1,440,198
Employees benefit plans		719,265		697,401
Other liabilities		6,768,253		5,796,482
TOTAL LIABILITIES		193,458,393		179,478,661
EQUITY
Share capital		480,914		480,914
Additional paid-in-capital		4,857,454		4,857,454
Appropriated reserves		9,741,774		9,045,155
Retained earnings		3,906,945		3,568,182
Net income attributable to equity holders of the Parent Company		2,658,864		2,615,000
Accumulated other comprehensive income, net of tax		3,202,969		2,546,259
STOCKHOLDERS' EQUITY ATTRIBUTABLE TO THE OWNERS OF THE PARENT COMPANY		24,848,920		23,112,964
Non-controlling interest		1,806,305		1,316,586
TOTAL EQUITY		26,655,225		24,429,550
TOTAL LIABILITIES AND EQUITY		$ 220,113,618		$ 203,908,211

[1]	As of December 31, 2018, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[2]	As of December 31, 2017, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[3]	Corresponds to the change in the commercial estimate of real estate due to the change in the consumer price index (IPC).